Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies
3.	Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks and other short-term liquid investments with maturities of less than 90 days.

Restricted cash and cash equivalents

Restricted cash is recorded as current assets representing the minimum balance required in accordance with the Syndicated Credit Agreement for interest coverage and funds held in trust by the Town of Olds, Alberta in accordance with municipal regulations related to the granting of a building permit.

Biological assets

The Company’s biological assets consist of cannabis plants. The Company capitalizes all direct and indirect costs related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest, including labour related costs, grow consumables, materials, utilities, facilities costs, depreciation and quality and testing costs. Biological assets are then recorded at fair value and consist of cannabis plants in various stages of vegetation, including cannabis clones which have not been harvested. Net unrealized changes in fair value of biological assets less cost to sell during the period are included in the results of operations for the related period. Biological assets are valued in accordance with IAS 41 and are presented at their fair values less costs to sell up to the point of harvest. The fair values are determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts the amount for the expected selling price less costs to produce and sell per gram. The fair value measurements for biological assets have been categorized as Level 3 fair values based on the inputs to the valuation technique used. Our method of accounting for biological assets attributes value accretion on a straight-line basis throughout the life of the biological asset from initial cloning to the point of harvest. The estimated expected harvest yield is based on assumptions of the estimated yield per plant and the weighted average number of growing weeks completed as a percentage of total expected growing weeks as at year end. These estimates are subject to volatility in market prices and several uncontrollable factors, which could significantly affect the fair value of biological assets in future periods. Differences from the anticipated yield will be reflected in the net change in fair value of biological assets in future periods.

Inventory

Inventories of harvested cannabis are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value less cost to sell up to the point of harvest, which becomes the initial deemed cost. All subsequent direct and indirect post-harvest costs are capitalized to inventory as incurred, including labor related costs, consumables, materials, packaging supplies, utilities, facilities costs, as well as quality and testing costs. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Inventories for resale and cannabis supplies and consumables are initially valued at cost and subsequently at the lower of cost and net realizable value.

The valuation of biological assets at the point of harvest is used as the measurement basis for all cannabis-based inventory and, thus, any critical estimates and judgements related to the valuation of biological assets are also applicable to inventory. The valuation of work-in-progress and finished goods also requires the estimate of conversion costs incurred, which become part of the carrying amount of the inventory.

Property, plant, and equipment

Property, plant and equipment are carried at cost less accumulated depreciation, less any recognized impairment losses. The cost of additions, betterments, renewals, and interest during construction is capitalized. Each part of a component of property, plant and equipment with a cost that is significant in relation to the total cost of the component is depreciated separately. When the cost of replacing a portion of a component of property and equipment is capitalized, the carrying amount of the replaced component is derecognized.

Depreciation of construction in progress assets commences when the assets are ready for their intended use or when a Health Canada producer’s license is granted. The assets’ residual values and useful lives are reviewed, and adjusted as appropriate, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by adjusting the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.

Any gain or loss arising on the disposal or retirement of a component of property and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in the consolidated statements of loss and comprehensive loss.

Property, plant and equipment are depreciated as they become available for use. Buildings are not depreciated until a producer’s license is obtained. For assets available for use, depreciation is computed using the straight-line method over the estimated useful life of the assets, as described below:

Land	n/a
Production facilities	20 years
Equipment	2 to 10 years
Right-of-use assets	Shorter of estimated useful life or lease term
Construction in progress	n/a

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is provided on a straight-line basis over their estimated useful lives, once the intangible asset is available for use, as described below. If the intangible asset is not yet available for use it will be tested for impairment on an annual basis in accordance with IAS 38.

The Company’s intangible assets at December 31, 2020 are comprised of the following:

•

Intellectual property purchased from Sun 8 Holdings Inc. consisting of world-wide proprietary rights to certain cannabis brands, including patents, copyrights and trademarks with a useful life of 15 years.

•	Intellectual property acquired through the acquisition of Pathway RX Inc. consisting of proprietary rights to certain technology, copyrights and trademarks with a useful life of 20 years.

Impairment of assets

Management assesses and continually monitors internal and external indicators of impairment relating to our assets. The assessment of indicators of impairment takes into account various factors including the likelihood of obtaining future licenses from Health Canada, the demand for cannabis for medical and recreational purposes, the price of cannabis, and changes in market discount rates.

(i)	Financial assets

We apply an expected credit loss, or ECL, model to all debt financial assets not held at fair value through profit and loss, or “FVTPL”, where credit losses that are expected to transpire in futures years are provided for, irrespective of whether a loss event has occurred or not as at the statement of financial position date. For trade receivables, we have applied the simplified approach under IFRS 9 and have calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. ECL’s are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due in accordance with the contract and the cash flow we expect to receive. ECL’s are discounted at the effective interest rate of the financial asset.

(ii)	Non-financial assets

The carrying amounts of our property, plant and equipment and intangible assets, including goodwill, are assessed for impairment indicators at each reporting period end to determine whether there is an indication that such assets have experienced impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s or group of assets estimated fair value less costs to sell and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable independent cash inflows (a cash generating unit, or CGU).

Where an impairment loss is subsequently determined to have reversed, the carrying amount of the asset (or CGU) is adjusted to the revised estimate of its recoverable amount but limited to the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) previously. A reversal of an impairment loss is recognized immediately in the statements of loss and comprehensive loss.

Financial instruments

The Company classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instruments:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. A financial asset or liability is measured initially at fair value plus, for an item not measured at FVTPL, transaction costs that are directly attributable to its acquisition or issuance.

(i)	Financial assets

At initial recognition, a financial asset is classified and measured at: amortized cost, FVTPL or Fair Value Through Other Comprehensive Income depending on the business model and contractual cash flows of the instrument.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. A substantial modification to the terms of an existing financial asset results in the derecognition of the financial asset and the recognition of a new financial asset at fair value. In the event that the modification to the terms of an existing financial asset do not result in a substantial difference in the contractual cash flows the gross carrying amount of the financial asset is recalculated and the difference resulting from the adjustment in the gross carrying amount is recognized in earnings or loss.

The Company’s cash and cash equivalents, restricted cash and accounts receivable are measured at amortized cost. The Company’s long-term investment is measured at FVTPL. The Company has no financial assets measured at Fair Value Through Other Comprehensive Income.

(ii)	Financial liabilities

Financial liabilities are initially measured at amortized cost or FVTPL. Accounts payable and accrued liabilities are initially recognized at the amount required to be paid less any required discount to reduce the payables to fair value. Long-term debt is recognized initially at fair value, net of any transaction costs incurred, and subsequently at amortized cost using the effective interest method.

Financial liabilities are derecognized when the liability is extinguished. A substantial modification of the terms of an existing financial liability is recorded as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference between the carrying amount of a financial liability extinguished and the consideration paid is recognized in earnings or loss. Where a financial liability is modified in a way that does not constitute an extinguishment, the modified cash flows are discounted at the liability’s original effective interest rate. Transaction costs paid to third parties in a modification are amortized over the remaining term of the modified debt.

The Company’s accounts payable and accrued liabilities and long-term debt are measured at amortized cost. The Company’s convertible notes were designated as FVTPL upon initial recognition as the notes contained multiple embedded derivatives. The Company’s derivative warrant liabilities were designated as FVTPL upon initial recognition. The Company’s contingent consideration was designated as FVTPL.

Non-monetary transactions

All non-monetary transactions are measured at the fair value of the asset surrendered or the asset received, whichever is more reliable, unless the transaction lacks commercial substance, or the fair value cannot be reliably established. The lack of commercial substance requirement is met when the future cash flows are expected to change significantly as a result of the transaction. When the fair value of a non-monetary transaction cannot be reliably measured, it is recorded at the carrying amount (after reduction, when appropriate, for impairment) of the asset given up, adjusted by the fair value of any monetary consideration received or given. When the asset received or the consideration given consists of shares in an actively traded market, the value of those shares will be considered fair value.

Compound financial instruments

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability which does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument taken as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. The Company’s compound financial instruments are comprised of convertible notes.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition.

Interest and losses and gains relating to the financial liability are recognized in the consolidated statements of loss and comprehensive loss. On conversion, the financial liability is reclassified to equity; no gain or loss is recognized on conversion.

Revenue

Under IFRS 15, to determine the amount and timing of revenue to be recognized, we follow a five-step model:

1.Identifying the contract with a customer

2.Identifying the performance obligations

3.Determining the transaction price

4.Allocating the transaction price to the performance obligations

5.Recognizing revenue when/as performance obligations are satisfied

Gross revenue from the direct sale of cannabis for a fixed price is recognized when we transfer control of the goods to the customer. The transfer of control is specific to each contract and can range from the point of delivery to a specified length of time for the customer to accept the goods.

For contracts that permit the customer to return goods, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data and management’s expectation of future returns. In these circumstances, a refund liability and a right to recover returned goods asset are recognized. The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The refund liability is included in accounts payable and accrued liabilities and the right to recover returned goods is included in inventory. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly.

Gross revenue earned in Canada includes excise taxes, which we pay as principal, but excludes duties and taxes collected on behalf of third parties. Net revenue is gross revenue less excise taxes. Gross revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, gross revenue is stated net of expected price discounts, allowances for customer returns and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Research and development

Research costs are expensed in the period incurred. Development costs are expensed in the period incurred unless the Company believes a development project meets the generally accepted criteria for deferral and amortization of IAS 38 “Intangible Assets”. Research and development costs comprise consulting fees and license acquisition fees. No development costs have been capitalized as at December 31, 2020 or December 31, 2019.

Share-based compensation

The fair value of share-based compensation expenses is estimated using the Black-Scholes pricing model and relies on a number of estimates, such as the expected life of the award, the volatility of the underlying share price, the risk-free rate of return and the estimated rate of forfeiture of awards granted. Share-based compensation expense includes the expense for the issue of simple and performance warrants, stock options, restricted share units and deferred share units to employees, directors, and others at the discretion of our board of directors. Given the absence of an active trading market for the Company’s common shares prior to its initial public offering, determining the fair value of the Company’s common shares required our board of directors to make complex and subjective judgments. Our board of directors, with input from management, exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the Company’s common shares as of the date of each grant. For periods prior to January 1, 2019, the fair value of share-based compensation expense was primarily estimated using the value of the equity or convertible security issued to third parties for cash within a reasonable period of time of the grant to the employee. Subsequent to January 1, 2019, the fair value of share-based compensation expenses was estimated using the value of the equity or convertible security issued to third parties for cash within a reasonable period of time of the grant to the employee, as well as, other factors, including: the Company’s stage of development; the impact of significant corporate events, operational changes or milestones; material risks related to the business; the Company’s financial condition and operating results, including its revenue, history of net losses and levels of available capital resources; equity market conditions affecting comparable public companies; general U.S. market conditions; the likelihood and potential timing of achieving a liquidity event or completing an offering of common shares, such as an initial public offering; and the instruments involved illiquid securities of a private company. Subsequent to the Company’s IPO on August 6, 2019, the fair value of the Company’s shares is based on public trading data.

Income taxes

Income taxes are recognized in the consolidated statements of loss and comprehensive loss, except to the extent that they relate to items recognized directly in equity, in which case the tax is recognized in equity.

Current taxes are generally the expected income tax payable on taxable income for the reporting period, calculated using rates enacted or substantively enacted at the consolidated statements of financial position dates, and includes any adjustment to income tax payable or recoverable in respect of previous periods.

Uncertain income tax positions are accounted for using the standards applicable to current income tax assets and liabilities. Liabilities and assets are recorded to the extent they are deemed to be probable.

Deferred tax is recognized using the asset and liability method, based on temporary differences between financial statement carrying amounts of assets and liabilities, and their respective income tax bases. Deferred tax is determined using tax rates that have been enacted or substantively enacted by the consolidated statements of financial position date and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled. Deferred tax is not accounted for where it arises from initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, affects neither accounting nor taxable income (loss). The amount of deferred tax recognized is based on the expected manner and timing of realization or settlement of the carrying amount of assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future taxable income will be available for which the temporary differences can be utilized. Deferred tax assets are reviewed at each consolidated statements of financial position date and adjusted to the extent that it is no longer probable that the related tax benefit will be realized.

Tax assets and liabilities are offset when the Company has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Business combinations

Business combinations are accounted for using the acquisition method of accounting when the acquired assets meet the definition of a business. The acquired identifiable assets and liabilities and contingent liabilities assumed in a business combination are measured at their fair values at the acquisition date. The cost of an acquisition is measured as cash paid and the fair value of assets given, equity instruments issued and liabilities incurred or assumed at the acquisition date. Any excess of the cost of acquisition over the fair value of the identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in net income. Transactions costs associated with business combinations are expensed as incurred.

Goodwill

The Company records goodwill relating to a business combination when the purchase price exceeds the fair value of the net identifiable assets and liabilities of the acquired business. The goodwill balance is assessed for impairment annually or when facts and circumstances indicate that it is impaired. Goodwill is tested for impairment at a CGU level by comparing the carrying amount to the recoverable amount, which is determined as the greater of fair value less costs of disposal and value in use. Any excess of the carrying amount over the recoverable amount is the impaired amount. The recoverable amount estimates are categorized as Level 3 according to the fair value hierarchy. Impairment charges are recognized in net income. Goodwill is reported at cost less any accumulated impairment. Goodwill impairments are not reversed.

Non-controlling interests

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets, determined on an acquisition-by-acquisition basis.

leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease obligation at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease obligation. Depreciation is recognized on the lease asset over the shorter of the estimated useful life of the asset or the lease term. The lease obligation is initially measured at the present value of the lease payments that have not been paid at the commencement date, discounted at the rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease obligation is subsequently increased by the interest cost on the lease obligation and decreased by lease payments made. Lease payments are allocated between the liability and interest expense. Interest expense is recognized on the lease obligation using the effective interest rate method and payments are applied against the lease obligation.

The carrying amounts of the right-of-use assets, lease obligations, and the resulting interest and depreciation expense are based on the implicit interest rate within the lease arrangement or, if this information is unavailable, the incremental borrowing rate. Incremental borrowing rates are based on judgments including economic environment, term, and the underlying risk inherent to the asset.

GOVERNMENT GRANTS

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. If a grant is received but reasonable assurance and compliance with conditions is not achieved, the grant is recognized as a deferred liability until such conditions are fulfilled. When the grant relates to an expense item in nature, it is recognized as “government subsidies” in profit or loss on a systematic basis in the period in which the costs are incurred.

New accounting standards

The following accounting standards were effective for annual periods beginning on or after January 1, 2020 and did not have a material impact on the Company’s consolidated financial statements:

•	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

There are new accounting standards, amendments to accounting standards and interpretations that are effective for annual periods beginning on or after January 1, 2021 that have not been applied in preparing the consolidated financial statements for the year ended December 31, 2020. These standards and interpretations are not expected to have a material impact on the Company’s consolidated financial statements and include:

•	Onerous contracts – Cost of Fulfilling a Contract (Amendments to IAS 37).
•	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16).
•	COVID-19 Related Rent Concessions (Amendments to IFRS 16).